Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents certain information regarding compensation paid to Academy’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Non-PEO NEOs”) both as reported in the Summary Compensation Table and with certain adjustments to reflect the CAP to such individuals, as well as certain measures of financial performance, for each of the six fiscal years ended January 31, 2026. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K under the Securities Act and do not reflect the actual total compensation realized or received by our PEOs or Non-PEO NEOs.

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1(2) ($)	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 2(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Stockholder Return(3) ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (in Thousands)(5) ($)	Net Sales (in Billions)(5) ($)

2025	9,560,129	6,900,969	—	—	2,983,227	2,265,436	264.15	167.96	376,768	6.05
2024	8,661,073	1,504,404	—	—	2,413,830	237,350	248.53	161.84	418,447	5.93
2023	8,627,400	11,774,408	9,117,082	11,619,208	2,904,320	3,887,928	304.08	120.71	519,190	6.16
2022	—	—	11,357,804	23,085,858	2,174,177	4,364,899	260.73	89.14	628,001	6.40
2021	—	—	11,484,293	24,288,147	3,843,333	7,366,023	175.16	104.59	671,381	6.77

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable fiscal years were as follows:

Fiscal Year	PEO	Non-PEO NEOs
2025	Steve Lawrence	Sam Johnson, Carl Ford, and Matt McCabe
2024	Steve Lawrence (PEO 1)	Ken Hicks, Sam Johnson, Carl Ford, and Matt McCabe
2023	Steve Lawrence and Ken Hicks (PEO 2)	Michael Mullican, Sam Johnson, Carl Ford, Matt McCabe, and Bill Ennis
2022	Ken Hicks	Steve Lawrence, Michael Mullican, Sam Johnson, and Manish Maini
2021	Ken Hicks	Steve Lawrence, Michael Mullican, Sam Johnson, and Manish Maini

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq US Benchmark Retail Total Return Index.
PEO Total Compensation Amount	$ 9,560,129
PEO Actually Paid Compensation Amount	$ 6,900,969
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to our PEO and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal 2025. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2025
	PEO 1 ($)	Non-PEO NEOs Average ($)

Summary Compensation Table - Total	9,560,129	2,983,227
Less, value of “Stock Awards” reported in Summary Compensation Table	-6,999,998	-1,666,666
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	7,038,850	1,675,917
Less, the change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of outstanding and unvested equity awards granted in prior years	-1,696,003	-473,629
Less, the change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	-376,621	-120,988
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	-625,388	-132,425
Compensation Actually Paid	6,900,969	2,265,436

Non-PEO NEO Average Total Compensation Amount	$ 2,983,227	$ 2,413,830	$ 2,904,320	$ 2,174,177	$ 3,843,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,265,436	237,350	3,887,928	4,364,899	7,366,023
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP to our PEO and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal 2025. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2025
	PEO 1 ($)	Non-PEO NEOs Average ($)

Summary Compensation Table - Total	9,560,129	2,983,227
Less, value of “Stock Awards” reported in Summary Compensation Table	-6,999,998	-1,666,666
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	7,038,850	1,675,917
Less, the change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of outstanding and unvested equity awards granted in prior years	-1,696,003	-473,629
Less, the change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	-376,621	-120,988
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	-625,388	-132,425
Compensation Actually Paid	6,900,969	2,265,436

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between the PEO CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) and Net Income: The relationship between PEO CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s Net Income is shown below.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) and Net Sales: The relationship between the PEO CAP and the Non-PEO NEO’s average CAP in comparison to Net Sales is shown below.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between the PEO CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Tabular List, Table	Net Sales •Adj. EBIT* •Adjusted Pre-Tax Net Income* •ROIC*
Total Shareholder Return Amount	$ 264.15	248.53	304.08	260.73	175.16
Peer Group Total Shareholder Return Amount	167.96	161.84	120.71	89.14	104.59
Net Income (Loss)	$ 376,768,000	$ 418,447,000	$ 519,190,000	$ 628,001,000	$ 671,381,000
Company Selected Measure Amount	6,050,000,000.00	5,930,000,000	6,160,000,000	6,400,000,000	6,770,000,000
PEO Name	Steve Lawrence	Steve Lawrence		Ken Hicks	Ken Hicks
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 30, 2021, which is the date of the Company’s 2020 fiscal year end. The dollar amounts reported represent the amount of Net Income and Net Sales, respectively, as reflected in the Company’s audited financial statements for the applicable year.Adj. EBIT, Adjusted Pre-Tax Net Income, and ROIC are non-GAAP financial measures. See “Annex A - Reconciliations of GAAP to Non-GAAP Financial Measures” below for reconciliations of non-GAAP financial measures used in this Proxy Statement, including this Compensation Discussion & Analysis, to their most directly comparable GAAP financial measures.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adj. EBIT*
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Net Income*
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC*
Mr. Lawrence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,560,129	$ 8,661,073	$ 8,627,400
PEO Actually Paid Compensation Amount	6,900,969	$ 1,504,404	$ 11,774,408
PEO Name			Steve Lawrence
Mr. Hicks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,117,082	$ 11,357,804	$ 11,484,293
PEO Actually Paid Compensation Amount			$ 11,619,208	$ 23,085,858	$ 24,288,147
PEO Name			Ken Hicks
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,998)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,038,850
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,696,003)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,621)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,388)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,666,666)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,675,917
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(473,629)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,988)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (132,425)